Financial instruments and risk management - Maximum credit exposure (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Unbilled revenue	CAD 17,565	CAD 43,622
General payment terms	30 days
Maximum exposure to credit risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Trade accounts receivables	CAD 24,028	65,474
Other receivables	708	1,029
Total accounts receivable	24,736	66,503
Unbilled revenue	CAD 17,565	CAD 43,622